Right-of-Use Asset	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Right-of-use Asset
Right-of-Use Asset

4. Right-of-Use Asset

Right-of-use asset consists of the following:

	March 31,	December 31,
	2022	2021

Office lease	$319,133	319,133
Less accumulated depreciation	(291,222)	(266,780)
Right-of-use asset, net	$27,911	$52,353

The total depreciation expense during the three months ended March 31, 2022 and March 31, 2021 was $24,442 and $26,595, respectively.

5. Right-of-use asset

Right-of-use asset consists of the following:

	December 31, 2021	December 31, 2020

Office lease	$319,133	319,133
Less accumulated depreciation	(266,780)	(160,402)
Right-of-use asset, net	$52,353	$158,731

The total depreciation expense during the year ended December 31, 2021 was $106,378 (six months ended December 31, 2020 - $54,024 and the year ended June 30, 2020 - $106,378).